CO-DEVELOPMENT AND LICENSE AGREEMENTS (Details Narrative) - Notable Labs Inc [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Sep. 30, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment in SAFE	$ 1,500	$ 1,500
Research and development expense	7,776	11,472
Oncoheroes Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments milestones				$ 8,000
Investment in SAFE			$ 1,500
CicloMed Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense	$ 1,100	$ 400